3. PRINCIPLES OF CONSOLIDATION	12 Months Ended
Dec. 31, 2019
Disclosure of subsidiaries [abstract]
PRINCIPLES OF CONSOLIDATION

3. PRINCIPLES OF CONSOLIDATION

The year end of the financial statements of subsidiaries and jointly-controlled entities is the same as Cemig’s year end. Accounting practices are applied uniformly in line with those used by Cemig.

The following subsidiaries are included in the consolidated financial statements:

Subsidiary	Form of valuation	2019		Form of valuation	2018
		Direct interest, %	Indirect interest, %		Direct interest, %	Indirect interest, %
Cemig Geração e Transmissão	Consolidation	100.00	–	Consolidation	100.00	–
Cemig Distribuição	Consolidation	100.00	–	Consolidation	100.00	–
Gasmig	Consolidation	99.57	–	Consolidation	99.57	–
Cemig Geração Distribuída (Usina Térmica Ipatinga)	Consolidation	100.00	–	Consolidation	100.00	–
Efficientia	Consolidation	100.00	–	Consolidation	100.00	–
Luce Empreendimentos e Participações S.A. (1)	Consolidation	–	–	Consolidation	100.00	–
Rio Minas Energia e Participações (1)	Consolidation	–	–	Consolidation	100.00	–
Light (2)	Assets classified as held for sale	22.58	–	Consolidation	26.06	23.93
LightGer(3)	Equity method	–	49.00	Consolidation	–	74.49
Guanhães (3)	Equity method	–	49.00	Consolidation	–	74.49
Axxion (4)	Equity method	49.00	–	Consolidation	49.00	25.49
UHE Itaocara (3)	Equity method	–	49.00	Consolidation	–	74.49

(1)	Merged with Cemig on April 24, 2019.
(2)	With the settlement of the restricted offering, on July 17th, 2019, the Company’s equity interest in the total share capital of Light was reduced from 49.99%, on December 31th, 2018, to 22.58% on December 31th, 2019. This transaction resulted in the company ceasing to have control over this investee, and the Company recognized the remaining investment in Light in the consolidated financial position, as an Investment in affiliate or jointly-controlled entity, in accordance with IAS 28. Since the Company continues to have a firm commitment to dispose of the remaining interest in Light, the investment in that investee continues to be classified as assets held for sale, in accordance with IFRS 5 – Non-current assets held for sale, and discontinued operations. For more information, see Notes 1, 18 and 34.
(3)	On December 31, 2018, the Company holds indirect equity interests in LightGer, Guanhães and Itaocara, of 74.49% and 49%, held through Cemig GT, and 25.49%, held through Light. As from the cessation of control of Light, the Company no longer holds control of these investees and the remaining indirect interest through Cemig GT is, from that date, measured by the equity method in the consolidated financial statements, in accordance with IAS 28. For more information, see Notes 18 and 34.
(4)	On December 31, 2018 the Company holds direct and indirect interests (through Light) in Axxiom of 49% and 25.49%, respectively. As from the cessation of control of Light, the Company no longer holds control of these investees and the remaining direct interest is, from that date, measured by the equity method in the consolidated financial statements, in accordance with IAS 28. For more information, see Notes 18 and 34

a) Subsidiaries, jointly-controlled and affiliated entities

The financial statements of subsidiaries are included in the consolidated financial statements as from the date on which control is obtained, until the date on which control ceases. The assets, liabilities and profit (loss) of the subsidiaries are consolidated using full consolidation. The accounting policies of the subsidiaries and jointly-controlled entities are aligned with the policies adopted by the Company.

The Company controls an investee when its existing rights give it the current ability to direct the relevant activities of the investee.  Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

When the Company loses controls of an investee, it derecognizes the assets and liabilities of the former subsidiary from the consolidated statement of financial position, at the date when control is lost. Any investment retained in the former subsidiary is recognized at its fair value and any resulting difference is recognized as gain or loss in the statement of income.

Jointly-controlled and affiliated entities are accounted for under the equity method.

b) Consortia

The Company recognizes the proportional interest in assets, liabilities, and profits (losses) of consortium operations, since these investments are considered to be ‘joint operations’ in accordance with the requirements of IFRS 11.

c) Transactions eliminated in consolidation

Intra-group balances and transactions, and any unrealized gains and losses arising from intra-group transactions, are eliminated in preparing the consolidated financial statements. Unrealized gains arising from transactions with investee companies accounted for under the equity method are eliminated against the investment in proportion to the Company’s equity interests in the investee. Unrealized losses are eliminated in the same way as unrealized gains are eliminated, but only up to the point at which there is no evidence of impairment.